Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General And Administrative
Insurance	$ 46,765	$ 42,357	$ 34,354
Professional fees	319,016	211,873	183,475
Rental (Note 12)	130,308	129,250	119,055
Other general and administrative expenses	264,847	221,402	191,824
Total general and administrative expenses	$ 760,936	$ 604,882	$ 528,708